Rule 497(e)
                                                           File Nos. 333-02111
                                                                  and 811-7581

                             MEYERS INVESTMENT TRUST
                             Meyers Pride Value Fund


    SUPPLEMENT DATED FEBRUARY 5, 1998 TO PROSPECTUS DATED SEPTEMBER 29, 1997

The Prospectus is amended as follows:


1. On Page 18, under the section "Administration, Fund Accounting and Transfer Agents" at the end of the second paragraph insert:

         "Effective January 1, 1998, the fee amounts set forth are subject to a minimum fee of $60,000 for the calendar year ending December 31, 1998."

2. On the final page, in the first column, under the section "Trustees and Officers" insert

         "Karen C. Pratt" "Vice President" between the names Mark Sichley and Frank Deutchki.




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                                                                   Rule 497(e)
                                                           File Nos. 333-02111
                                                                  and 811-7581



                             MEYERS INVESTMENT TRUST
                             Meyers Pride Value Fund

          SUPPLEMENT DATED FEBRUARY 5, 1998 TO STATEMENT OF ADDITIONAL
                      INFORMATION DATED SEPTEMBER 29, 1997

The Statement of Additional Information is amended as follows:

1. On Page 15, under the section "Trustees and Officers of the Fund" between the names Mark Sichley and Frank Deutchki, insert:

"Karen C. Pratt    43   Vice President       Managing  Director of Marketing and
                                             Sales,  Meyers Capital  Management,
                                             LLC,   since   January   1,   1998;
                                             Director   of   Marketing,   Walden
                                             Capital  Management,   from  August
                                             1997  to  December   1997;   COO  &
                                             Director  of   Marketing,   Kinder,
                                             Lydenberg, Domini & Co., Inc., from
                                             October    1994   to   June   1997;
                                             Securities Analyst, Off Wall Street
                                             from  May  1993  to  October  1995;
                                             General  Partner,  Falcon  Partners
                                             Management,  from September 1991 to
                                             April 1994."

2. On Page 18, under the section "Administrator" delete the entire second paragraph and insert:

          "As compensation for these services, the Fund pays BISYS LP, per year, an amount equal to 0.15% of the first $l00 million in aggregate Fund assets, 0.10% for the next $400 million, 0.07% for the next $500 million, and 0.06% for aggregate Fund assets in excess of $1 billion. Effective January 1, 1998, the fee amounts set forth are subject to a minimum fee of $60,000 for the calendar year ending December 31, 1998. For the fiscal year ended May 31, 1997, BISYS and Furman Selz, LLC, earned administrative fees of $98,000, which was to be reimbursed by the Investment Advisor and/or a portion of which was subsequently waived by the Administrator."